BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of assets held for sale and liabilities related to assets held for sale

	December 31, 2012	July 4, 2013
	RUR	RUR
Assets held for sale
Cash and cash equivalents	1,164	1,195
Term deposits	150	280
Funds receivable, net	190	192
Goodwill	378	378
Other	142	120

Total assets held for sale	2,024	2,165

Liabilities related to assets held for sale
Funds payable and amounts due to customers	1,596	1,653
Other	23	52

Total liabilities related to assets held for sale	1,619	1,705

KitLocate Ltd
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

March 12, 2014
RUR
ASSETS:
Cash and cash equivalents	4
Current assets	1
Intangible assets	59
Goodwill	158

Total assets	222

LIABILITIES:
Current liabilities	4
Deferred tax liabilities	15

Net assets	203

Total purchase consideration	203

Auto Ru
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

August 19, 2014
RUR
ASSETS:
Cash and cash equivalents	204
Current assets	36
Property and equipment	16
Intangible assets	1,400
Goodwill	5,168

Total assets	6,824

LIABILITIES:
Current liabilities	28
Non-current liabilities	80
Deferred tax liabilities	288

Net assets	6,428

Total purchase consideration	6,428

ADFOX
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

September 30, 2014
RUR
ASSETS:
Property and equipment	2
Intangible assets	74
Deferred tax assets	74
Goodwill	296

Total assets	446

Net assets	446

Total purchase consideration	446

KinoPoisk
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

October 14, 2013
RUR
ASSETS:
Cash and cash equivalents	39
Current assets	59
Property and equipment	3
Intangible assets	440
Goodwill	2,140
Non-current assets	1

Total assets	2,682

LIABILITIES:
Current liabilities	20
Deferred tax liabilities	85

Net assets	2,577

Total purchase consideration	2,577